Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2013	2012
Net operating losses	$17,300,000	$14,700,000
Less: valuation allowance	(17,300,000)	(14,700,000)
Net deferred tax assets	$-	$-